Nature of Operations and Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Vessels Chartered

The following table provides information about the 18 vessels owned as at December 31, 2017:

Vessel Name	Capacity in TEUs (1)	Year Built	Purchase Date by GSL	Charterer	Charter Remaining Duration (years) (2)	Daily Charter Rate
CMA CGM Matisse	2,262	1999	December 2007	CMA CGM	2.0	$15.300
CMA CGM Utrillo	2,262	1999	December 2007	CMA CGM	1.9	$15.300
Delmas Keta	2,207	2003	December 2007	CMA CGM	0.7	$7.800
Julie Delmas	2,207	2002	December 2007	CMA CGM	0.7	$7.800
Kumasi (3)	2,207	2002	December 2007	CMA CGM	3.0	$9.800
Marie Delmas (3)	2,207	2002	December 2007	CMA CGM	3.0	$9.800
CMA CGM La Tour	2,272	2001	December 2007	CMA CGM	2.0	$15.300
CMA CGM Manet	2,272	2001	December 2007	CMA CGM	1.9	$15.300
CMA CGM Alcazar	5,089	2007	January 2008	CMA CGM	3.0	$33.750
CMA CGM Château d’lf	5,089	2007	January 2008	CMA CGM	3.0	$33.750
CMA CGM Thalassa	11,040	2008	December 2008	CMA CGM	8.0	$47.200
CMA CGM Jamaica	4,298	2006	December 2008	CMA CGM	5.0	$25.350
CMA CGM Sambhar	4,045	2006	December 2008	CMA CGM	5.0	$25.350
CMA CGM America	4,045	2006	December 2008	CMA CGM	5.0	$25.350
CMA CGM Berlioz	6,621	2001	August 2009	CMA CGM	3.7	$34.000
GSL Tianjin (4)	8,063	2005	October 2014	CMA CGM	0.9	$13.000
OOCL Qingdao	8,063	2004	March 2015	OOCL	1.1	$34.500
OOCL Ningbo	8,063	2004	September 2015	OOCL	0.8	$34.500

(1)	Twenty-foot Equivalent Units
(2)

As at December 31, 2017 to mid-point of re-delivery period, updated for subsequent charter extensions. Plus or minus 90 days, other than (i) Julie Delmas and Delmas Keta which are plus or minus 45 days, (ii) Kumasi and Marie Delmas see footnote 3 below, (iii) GSL Tianjin which is now between September 26, 2018 and January 26, 2019 see footnote 4 below, (iv) OOCL Qingdao which is now between January 1, 2019 and March 15, 2019 see footnote 5 below and (v) OOCL Ningbo which is between September 17, 2018 and December 17, 2018, all at charterer’s option.

(3)

The charters for Kumasi and Marie Delmas were amended in July 2016 to, inter alia, provide us with three consecutive options to extend the charters at $9,800 per day.  The first of these options was exercised in July 2017, extending the charters to end 2018. The two remaining options allow us to extend the charters to December 31, 2020 plus or minus 90 days at charterer’s option. The earliest possible re-delivery date, not taking into account our remaining options, is shown in the table.

(4)

A new time charter for GSL Tianjin, formerly named OOCL Tianjin, with CMA CGM commenced October 25, 2017, immediately upon re-delivery from its previous charter to OOCL, at a fixed rate of $13,000 per day for a period of three to eight months at the charterer’s option. The charter was extended with effect from January 26, 2018 at a fixed rate of $11,900 per day for a period of eight to 12 months, at charterer’s option. The new period is reflected in the table.

(5)

In February 2018, the charter for OOCL Qingdao was extended with effect from March 11, 2018 at a fixed rate of $14,000 per day. Redelivery is now between January 1, 2019 and  March 15, 2019, at the charterer’s option